ADDITIONAL INFORMATION - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating expenses:
Selling, general and administrative	$ 55,447,030	$ 49,280,231	$ 47,010,505
Marketing	11,254,481	10,426,400	12,487,068
Total operating expenses	66,701,511	61,741,422	59,497,573
Interest income	6,703	43,865	20,560
Net loss	(43,869,825)	(32,172,344)	(39,010,476)
Parent company
Operating expenses:
Selling, general and administrative	5,457,832	937,667	1,952,419
Marketing	437,356	45,327	108,913
Total operating expenses	5,895,188	982,994	2,061,331
Equity in loss of subsidiaries	(37,961,163)	(31,189,351)	(36,949,365)
Interest income	4	1	221
Net loss	$ (43,856,347)	$ (32,172,344)	$ (39,010,476)